Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 8 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Computers	24,668	24,668	18,056
Office equipment	2,202	2,202	1,612
Subtotal	26,870	26,870	19,668
Less: Accumulated depreciation	(19,011)	(23,325)	(17,072)
Property and equipment, net	7,861	3,546	2,596

Depreciation expenses of owned assets for the years ended December 31, 2022, 2023 and 2024 amounted to S$3,155, S$4,619 and S$4,314 ($3,158), respectively.

No impairment loss had been recognized during the years ended December 31, 2022, 2023 and 2024.